H. STOCK BASED COMPENSATION PLANS (Tables)	12 Months Ended
Jun. 25, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Summary of Outstanding Stock Options
<BTB>	Fiscal Year Ended
<BTB>	June 25, 2017		June 26, 2016
		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning
of year	847,556	$ 3.77	871,798	$ 3.51

Granted	50,000	$ 3.95	42,786	$ 10.92
Exercised	(315,000)	$ 2.56	(27,916)	$ 3.65
Forfeited/Canceled/Expired	(104,500)	$ 5.67	(39,112)	$ 5.67

Outstanding at end of year	478,056	$ 4.16	847,556	$ 3.77

Exercisable at end of year	388,056	$ 3.54	558,620	$ 2.71

Weighted-average fair value of
options granted during the year		$ 1.11		$ 4.24

Total intrinsic value of
options exercised		$ 806,400		$ 102,010

Stock options by exercise price range
	Options Outstanding			Options Exercisable
		Weighted-
		Average
	Options	Remaining	Weighted-	Options	Weighted-
Range of	Outstanding	Contractual	Average	Exercisable	Average
Exercise Prices	at June 25, 2017	Life (Years)	Exercise Price	at June 25, 2017	Exercise Price
$1.55 - 1.95	81,306	2.1	$1.90	81,306	$1.90
$1.96 - 2.35	90,000	1.0	$2.32	90,000	$2.32
$2.36 - 2.75	40,000	4.0	$2.71	40,000	$2.71
$2.76 - 3.30	55,000	5.0	$3.11	55,000	$3.11
$3.31 - 3.95	50,000	18.5	$3.95	-	$0.00
$5.51 - 5.74	8,664	6.0	$5.74	8,664	$5.74
$5.95 - 6.25	128,800	6.9	$6.07	88,800	$4.07
$6.26 - 13.11	24,286	8.0	$13.11	24,286	$13.11
	478,056	5.8	$4.16	388,056	$3.54

Schedule of Stock Options weighted average Valuation Assumptions
	June 25,	June 26,
Fiscal Year Ended	2017	2016

Expected life (in years)	5.5	5.7
Expected volatility	34.6%	36.0%
Risk-free interest rate	1.1%	1.6%
Expected forfeiture rate	61.8%	61.8%

Schedule of restricted stock units (Tables)
Number of Restricted Stock Units

	June 25,	June 26,
	2017	2016
Outstanding at beginning of year	79,620	—
Granted during the year	536,310	100,190
Forfeited during the year	(127,980)	(20,570)
Outstanding at end of year	487,950	79,620

Vested at beginning of year	—	—
Vested during the year	—	—
Vested at end of year	—	—

Unvested at end of year	487,950	79,620